Intangible Assets - Summary of Detailed Information About Intangible Assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	¥ 168,505
Charge for the year	(5,366)	¥ (3,762)	¥ (2,592)
Ending Balance	263,101	168,505
Cost
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	177,292	135,437
Acquisition from business combinations (Note 8)	26,000
Additions - acquired separately	73,962	41,855
Ending Balance	277,254	177,292	135,437
Accumulated Depreciation
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	(8,787)	(5,025)
Charge for the year	(5,366)	(3,762)
Ending Balance	(14,153)	(8,787)	(5,025)
Software
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	52
Ending Balance	12	52
Software | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	391	376
Additions - acquired separately		15
Ending Balance	391	391	376
Software | Accumulated Depreciation
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	(339)	(297)
Charge for the year	(40)	(42)
Ending Balance	(379)	(339)	(297)
Copyrights
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	168,453
Ending Balance	263,089	168,453
Copyrights | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	176,901	135,061
Acquisition from business combinations (Note 8)	26,000
Additions - acquired separately	73,962	41,840
Ending Balance	276,863	176,901	135,061
Copyrights | Accumulated Depreciation
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	(8,448)	(4,728)
Charge for the year	(5,326)	(3,720)
Ending Balance	¥ (13,774)	¥ (8,448)	¥ (4,728)